Trading Activities - Additional Information (Detail)	Dec. 31, 2015
Futures Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	74.20%
Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	25.80%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	59.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	41.00%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	64.40%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	35.60%